Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Non-current assets:
Property, plant and equipment	¥ 1,316,531	¥ 536,801
Goodwill	4,161,403	1,029,248
Intangible assets	4,860,368	1,014,264
Investments accounted for using the equity method	114,658	107,949
Other financial assets	192,241	196,436
Other non-current assets	87,472	77,977
Deferred tax assets	88,991	64,980
Total non-current assets	10,821,664	3,027,655
Current assets:
Inventories	986,744	212,944
Trade and other receivables	741,907	420,247
Other financial assets	23,276	80,646
Income tax receivables	7,212	8,545
Other current assets	109,666	57,912
Cash and cash equivalents	702,093	294,522
Assets held for sale	479,760	3,992
Total current assets	3,050,658	1,078,808
Total assets	13,872,322	4,106,463
Non-current liabilities:
Bonds and loans	4,766,005	985,644
Other financial liabilities	235,786	91,223
Net defined benefit liabilities	156,513	87,611
Accrued income taxes	61,900	0
Provisions	35,364	28,042
Other non-current liabilities	75,174	68,300
Deferred tax liabilities	867,061	90,725
Total non-current liabilities	6,197,803	1,351,545
Current liabilities:
Bonds and loans	984,946	18
Trade and other payables	327,394	240,259
Other financial liabilities	47,340	29,613
Accrued income taxes	119,485	67,694
Provisions	392,733	132,781
Other current liabilities	437,888	263,930
Liabilities held for sale	201,145	3,214
Total current liabilities	2,510,931	737,509
Total liabilities	8,708,734	2,089,054
Equity:
Share capital	1,643,585	77,914
Share premium	1,650,232	90,740
Treasury shares	(57,142)	(74,373)
Retained earnings	1,569,365	1,557,307
Other components of equity	353,542	350,631
Other comprehensive income related to assets held for sale	0	(4,795)
Equity attributable to owners of the company	5,159,582	1,997,424
Non-controlling interests	4,006	19,985
Total equity	5,163,588	2,017,409
Total liabilities and equity	¥ 13,872,322	¥ 4,106,463